Cash Flow Adjustments and Changes in Working Capital	6 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Cash Flow Adjustments and Changes in Working Capital
Cash Flow Adjustments and Changes in Working Capital

	Six Months Ended December 31
Non-cash adjustments	2019 £’000	2018 £’000
Depreciation and amortisation	8,743	3,917
Interest income	(353)	(126)
Interest expense	865	222
Foreign exchange (gain)/loss	3,529	(638)
Grant income	(376)	(431)
Research and development tax credit	(800)	(540)
Share based payment expense	6,996	5,010
Fair value movement on equity consideration	—	5,917
Hyperinflation	(22)	(13)
Gain on sale of subsidiary	(2,215)	—
Gain on sublease recognition	(498)	—
Sublease discount unwind	(3)	—
(Gain)/loss from disposal of non-current assets	20	(13)
Total non-cash adjustments	15,886	13,305

	Six Months Ended 31 December
Net changes in working capital	2019 £’000	2018 £’000
(Increase) / Decrease in trade and other receivables	(8,948)	(11,772)
Increase / (Decrease) in trade and other payables	22,884	994
Total changes in working capital	13,936	(10,778)